Prepaid Lease Payments - Summary of Prepaid Lease Payments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Disclosure of recognised finance lease as assets by lessee [abstract]
Non-current assets	¥ 367,024	$ 56,411	¥ 376,449
Current assets	9,425	1,449	9,425
Prepaid lease payments	¥ 376,449	$ 57,860	¥ 385,874	$ 59,309	¥ 395,299